Business Combinations and Disposals - Acquisitions (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 23, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Common stock options available for future grants	11,137,824		11,005,115	11,137,824
Business Combination, Consideration Transferred [Abstract]
Contingent consideration			$ 1,596
Intangible assets:
Goodwill	$ 28,289		$ 50,120	$ 28,289	$ 18,274	$ 21,305
Customer relationships
Business Acquisition [Line Items]
Weighted Average Useful Life (in years)			9 years	5 years
Acquired technology
Business Acquisition [Line Items]
Weighted Average Useful Life (in years)			4 years	9 years
Trademarks and tradenames
Business Acquisition [Line Items]
Weighted Average Useful Life (in years)			14 years	13 years
Non-competition agreements
Business Acquisition [Line Items]
Weighted Average Useful Life (in years)			2 years	2 years
Total Acquisition
Business Combination, Consideration Transferred [Abstract]
Cash			$ 24,169	$ 8,328
Issuance of common stock			1,169	6,859
Deferred acquisition consideration				80
Notes payable				607
Contingent consideration	1,749			1,749
Total purchase consideration:			27,075	17,623
Assets:
Cash and cash equivalents	537		1,287	537
Current assets	773			773
Property and equipment	258		996	258
Intangible assets:
Goodwill	10,176		21,831	10,176
Total assets acquired	21,089		37,571	21,089
Current liabilities	(1,733)		(8,089)	(1,733)
Deferred tax liabilities, net	(1,733)		(381)	(1,733)
Net assets acquired	17,623			17,623
Total Acquisition | Customer relationships
Intangible assets:
Intangible assets	3,140		2,350	3,140
Total Acquisition | Acquired technology
Intangible assets:
Intangible assets	4,470		4,125	4,470
Total Acquisition | Trademarks and tradenames
Intangible assets:
Intangible assets	1,510		1,575	1,510
Total Acquisition | Non-competition agreements
Intangible assets:
Intangible assets	225		55	225
July 23, 2020 Acquisition
Business Combination, Consideration Transferred [Abstract]
Cash		$ 2,000
Issuance of common stock		1,790
Total purchase consideration:		3,790
Assets:
Cash and cash equivalents		382
Current assets		554
Property and equipment		212
Intangible assets:
Goodwill		1,576
Total assets acquired		4,674
Current liabilities		(884)
Net assets acquired		3,790
July 23, 2020 Acquisition | Customer relationships
Intangible assets:
Intangible assets		740
July 23, 2020 Acquisition | Acquired technology
Intangible assets:
Intangible assets		470
July 23, 2020 Acquisition | Trademarks and tradenames
Intangible assets:
Intangible assets		670
July 23, 2020 Acquisition | Non-competition agreements
Intangible assets:
Intangible assets		$ 70
December 31, 2020 Acquisition
Business Combination, Consideration Transferred [Abstract]
Cash	6,003
Issuance of common stock	4,711
Contingent consideration	1,749			1,749
Total purchase consideration:	12,463
Assets:
Cash and cash equivalents	119			119
Current assets	212			212
Property and equipment	44			44
Intangible assets:
Goodwill	7,242			7,242
Total assets acquired	14,472			14,472
Current liabilities	(322)			(322)
Deferred tax liabilities, net	(1,687)			(1,687)
Net assets acquired	12,463			12,463
December 31, 2020 Acquisition | Customer relationships
Intangible assets:
Intangible assets	2,400			2,400
December 31, 2020 Acquisition | Acquired technology
Intangible assets:
Intangible assets	3,700			3,700
December 31, 2020 Acquisition | Trademarks and tradenames
Intangible assets:
Intangible assets	600			600
December 31, 2020 Acquisition | Non-competition agreements
Intangible assets:
Intangible assets	155			155
Other Acquisitions
Business Combination, Consideration Transferred [Abstract]
Cash			4,000	325
Issuance of common stock			1,169	358
Deferred acquisition consideration				80
Notes payable				607
Total purchase consideration:			5,496	1,370
Assets:
Cash and cash equivalents	36		252	36
Current assets	7			7
Property and equipment	2			2
Intangible assets:
Goodwill	1,358		3,569	1,358
Total assets acquired	1,943		5,899	1,943
Current liabilities	(527)		(22)	(527)
Deferred tax liabilities, net	(46)		(381)	(46)
Net assets acquired	1,370			1,370
Other Acquisitions | Customer relationships
Intangible assets:
Intangible assets			700
Other Acquisitions | Acquired technology
Intangible assets:
Intangible assets	300		600	300
Other Acquisitions | Trademarks and tradenames
Intangible assets:
Intangible assets	$ 240		350	$ 240
Other Acquisitions | Non-competition agreements
Intangible assets:
Intangible assets			$ 15